Transactions With Non-controlling Interests - Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non- controlling interests	R$ 1,992	R$ 1,483
Transfers to (from) non- controlling interests	(20,636)	(48,158)
Changes in equity attributable to owners of the parent	13,841	(202,322)
Consideration paid or payable to non- controlling interests	(6,690)	(250,480)
Transactions between subsidiaries and shareholders [member]
Disclosure of noncontrolling interests [line items]
Transfers to (from) non- controlling interests	(54)
Changes in equity attributable to owners of the parent	(51)
Transactions between subsidiaries and shareholders [member] | Non-controlling share of changes in equity at indirect subsidiaries [member]
Disclosure of noncontrolling interests [line items]
Transfers to (from) non- controlling interests	1	(3,875)
Changes in equity attributable to owners of the parent	(1)	3,875
Transactions between subsidiaries and shareholders [member] | Dilution of non-controlling interest [member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non- controlling interests		1,483
Transfers to (from) non- controlling interests	(53)	4,309
Changes in equity attributable to owners of the parent	(52)	(4,309)
Transactions between subsidiaries and shareholders [member] | Capital contribution to subsidiary and increase of NCI in StoneCo Brasil [member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non- controlling interests		1,483
Transfers to (from) non- controlling interests		8,184
Changes in equity attributable to owners of the parent		(8,184)
Transactions between parent and non-controlling interests [member] | Acquisition of non-controlling interest [member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non- controlling interests	1,992
Transfers to (from) non- controlling interests	(20,583)	(52,467)
Changes in equity attributable to owners of the parent	13,893	(198,013)
Consideration paid or payable to non- controlling interests	(6,690)	(250,480)
Transactions between parent and non-controlling interests [member] | Acquisition of additional interest in Stone [member]
Disclosure of noncontrolling interests [line items]
Transfers to (from) non- controlling interests		(49,677)
Changes in equity attributable to owners of the parent		(179,323)
Consideration paid or payable to non- controlling interests		(229,000)
Transactions between parent and non-controlling interests [member] | Acquisition of additional interest in StoneCo Brasil [member]
Disclosure of noncontrolling interests [line items]
Transfers to (from) non- controlling interests	(989)	(2,790)
Changes in equity attributable to owners of the parent	(5,701)	(18,690)
Consideration paid or payable to non- controlling interests	(6,690)	R$ (21,480)
Transactions between parent and non-controlling interests [member] | Capital contribution to subsidiary [member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non- controlling interests	1,992
Transactions between parent and non-controlling interests [member] | Exchange of shares with non-controlling interests in StoneCo Brasil [member]
Disclosure of noncontrolling interests [line items]
Transfers to (from) non- controlling interests	(19,594)
Changes in equity attributable to owners of the parent	R$ 19,594